SUBSEQUENT EVENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended		0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 24, 2012 Term Loan B	Sep. 07, 2012 Term Loan B	Jun. 30, 2010 Term Loan B	Apr. 30, 2010 Term Loan B	Oct. 31, 2012 Subsequent Event Term Loan B	Nov. 02, 2012 Subsequent Event Debt refinancing Senior Notes due 2020
SUBSEQUENT EVENTS
Face amount of debt intended to be issued to redeem portion of existing senior notes													$ 300
Expected loss on early extinguishment of debt	1	2	2	5	7	37	21						55
Prepayment of term loan								$ 58	$ 3	$ 83	$ 124	$ 50